Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of June 30, 2022 and December 31, 2021 and transactions for the six months ended June 30, 2022 and 2021 are identified as follows:

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Mr. Hengfang Li	CEO and Chairman of the Board of Directors
Ms. Hong Ma	Wife of the CEO
Q Green Techcon Private Limited	Owned by the minority Shareholder of REIT India
Shexian Ruibo Environmental Science and Technology Co., Ltd (Shexian Ruibo)	The Company owns 41.67% ownership interest in Shexian Ruibo
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by the CEO
Handan Ruisheng Construction Material Co., Ltd.	An entity controlled by Shexian Ruibo
Zhongtou Ruitu Information Service (Beijing) Co., Ltd	An entity controlled by the CEO's son, Mr. Xinyang Li and CEO's daughter, Ms. Xinran Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	Hainan Yile IoT owns 45% ownership interest in this company
Handan Ruisheng Construction Material Technology Co., Ltd.	An entity controlled by Shexian Ruibo

(2)	Due to related parties

As of June 30, 2022and December 31, 2021, the balance of due to related parties were as follows:

	June 30, 2022	December 31, 2021
	(Unaudited)
Mr. Hengfang Li	$171,333	$472,439

Mr. Hengfang Li is the Chief Executive Officer (“CEO”) and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company’s operations when needed. Such advance was non-interest bearing and due on demand.

(3)	Accounts receivable from related parties

Accounts receivable from related party consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Accounts receivable – related party
Hunyuan Baiyang Food Co., Ltd.	38,146	40,088
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	48,073	50,520
Q Green Techcon Private Limited	-	2,981
Total accounts receivable from related party	$86,219	$93,589

As of August 31, 2022, the accounts receivable balance of $86,219 was unpaid.

(4)	Advance to suppliers, related parties

Advance to suppliers, related party, consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Advance to supplier – related party
Q Green Techcon Private Limited	$-	$174,099
Shexian Ruibo*	3,927,885	3,656,118
Handan Ruisheng Construction Material Co., Ltd.	9,682	12,403
Total	$3,937,567	$3,842,620

*	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.

(5)	Advance from related parties

Advance from related parties consisted of the following:

	June 30, 2022	December 31, 2021
Advance from – related parties
- Q Green Techcon Private Limited	$192,830	$-
Total	$192,830	$-

(6)	Sales to related parties

Sales to related parties consisted of the following:

	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Sales to related parties
Hunyuan Baiyang Food Co., Ltd.	$	$61,019
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	6,987
Q Green Techcon Private Limited		44,849
Total	$6,987	$105,868

Cost of revenue associated with the sales to these related parties amounted to $Nil and $85,170 for the six months ended June 30, 2022 and 2021, respectively.

(7)	Purchases from related parties

Purchases from related parties consisted of the following:

	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Purchase from a relate party
Shexian Ruibo Environmental Science and Technology Co., Ltd.	$280,378	$593,961
Q Green Techcon Private Limited.	276,768	228,248
Total	$557,145	$822,209

(8)	Loan guarantees provided by related parties

The Company’s principal shareholders also provide personal guarantees for certain of the Company’s short-term loans.